Segment information (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Segment information
Number of segments				3
Segment Reporting Information
Net revenues	6,892	8,156	8,539	15,048	17,552
Income from continuing operations before taxes	1,640	1,966	1,909	3,606	4,884
QoQ Percent Change | Private Banking
Segment Reporting Information
Net revenues, % Change (as a percent)	(3.00%)
Income from continuing operations before taxes, % Change (as a percent)	(1.00%)
YoY Percent Change | Private Banking
Segment Reporting Information
Net revenues, % Change (as a percent)	(6.00%)			(3.00%)
Income from continuing operations before taxes, % Change (as a percent)	(4.00%)			(4.00%)
Private Banking
Segment Reporting Information
Net revenues	2,797	2,896	2,991	5,693	5,891
Income from continuing operations before taxes	843	855	874	1,698	1,766
QoQ Percent Change | Investment Banking
Segment Reporting Information
Net revenues, % Change (as a percent)	(43.00%)
Income from continuing operations before taxes, % Change (as a percent)	(83.00%)
YoY Percent Change | Investment Banking
Segment Reporting Information
Net revenues, % Change (as a percent)	(31.00%)			(17.00%)
Income from continuing operations before taxes, % Change (as a percent)	(71.00%)			(39.00%)
Investment Banking
Segment Reporting Information
Net revenues	2,822	4,929	4,099	7,751	9,315
Income from continuing operations before taxes	231	1,343	784	1,574	2,578
QoQ Percent Change | Asset Management
Segment Reporting Information
Net revenues, % Change (as a percent)	6.00%
Income from continuing operations before taxes, % Change (as a percent)	17.00%
YoY Percent Change | Asset Management
Segment Reporting Information
Net revenues, % Change (as a percent)	25.00%			8.00%
Income from continuing operations before taxes, % Change (as a percent)				99.00%
Asset Management
Segment Reporting Information
Net revenues	629	591	502	1,220	1,133
Income from continuing operations before taxes	202	172	22	374	188
QoQ Percent Change | Corporate Center
Segment Reporting Information
Income from continuing operations before taxes, % Change (as a percent)	(74.00%)
YoY Percent Change | Corporate Center
Segment Reporting Information
Net revenues, % Change (as a percent)	(91.00%)
Corporate Center
Segment Reporting Information
Net revenues	78	(603)	828	(525)	1,042
Income from continuing operations before taxes	(190)	(745)	126	(935)	208
QoQ Percent Change | Noncontrolling interests without significant economic interest
Segment Reporting Information
Net revenues, % Change (as a percent)	65.00%
Income from continuing operations before taxes, % Change (as a percent)	62.00%
YoY Percent Change | Noncontrolling interests without significant economic interest
Segment Reporting Information
Net revenues, % Change (as a percent)	376.00%			432.00%
Income from continuing operations before taxes, % Change (as a percent)	438.00%
Noncontrolling interests without significant economic interest
Segment Reporting Information
Net revenues	566	343	119	909	171
Income from continuing operations before taxes	554	341	103	895	144
QoQ Percent Change
Segment Reporting Information
Net revenues, % Change (as a percent)	(15.00%)
Income from continuing operations before taxes, % Change (as a percent)	(17.00%)
YoY Percent Change
Segment Reporting Information
Net revenues, % Change (as a percent)	(19.00%)			(14.00%)
Income from continuing operations before taxes, % Change (as a percent)	(14.00%)			(26.00%)